Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME STATEMENT ABSTARCT
Revenue	£ 66	£ 49	£ 87	£ 70
Cost of sales	(25)	(25)	(44)	(66)
Gross profit	41	24	43	4
Research and development expenses	(7,747)	(5,071)	(9,971)	(5,153)
Administrative expenses	(7,151)	(1,997)	(3,760)	(2,554)
Related party administrative expenses	(127)	(72)	(144)	(144)
Expense recognized on issue of Z shares at below fair value	(16,739)
Other operating income	9,686		2,317	399
Operating loss	(22,037)	(7,116)	(11,515)	(7,448)
Finance costs	(37)	(59)	(98)	(66)
Related Party finance costs	(483)		(709)
Total finance costs	(520)	(59)	(807)	(66)
Loss before tax	(22,557)	(7,175)	(12,322)	(7,514)
Income tax benefit/(expense)			(4)	30
Net loss for the period and total comprehensive loss	£ (22,557)	£ (7,175)	£ (12,326)	£ (7,484)
Basic loss per share	£ (209.37)	£ (71.75)	£ (123.26)	£ (74.84)
Diluted loss per share	£ (209.37)	£ (71.75)	£ (123.26)	£ (74.84)